Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS
7.	FINANCE COSTS

An analysis of finance costs is as follows:

	Notes	2024	2023	2022
		US$	US$	US$

Finance costs on convertible loans	19	-	-	2,894,050
Finance costs on loan notes	20	-	18,975,635	786,058
Finance costs on lease liabilities	13(c)	23,700	48,363	42,130
Finance costs on bridge loans	20	-	-	4,074,175
Increase in discounted amounts of provisions arising from the passage of time	22	1,772	4,009	4,184
		25,472	19,028,007	7,800,597